UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-08464

Investment Company Act File Number

High Income Portfolio

(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner, Esq.

Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31

Date of Reporting Period

Item 1. Schedule of Investments

High Income Portfolio	as of July 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 0.4% (1)

Security	Principal Amount	Value

Beverage, Food and Tobacco — 0.3%
New World Pasta, Term Loan B, Maturing 1/28/06(2)	4,277,546	3,932,669
		$3,932,669

Utilities — 0.1%
Mirant Corp., Revolving Term Loan, Maturing 7/16/06(3)	2,100,000	1,194,375
		$1,194,375

Total Senior, Floating Rate Interests (identified cost $5,767,772)		$5,127,044

Corporate Bonds & Notes — 90.9%

Security	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 1.0%
Argo Tech Corp., Sr. Notes, 9.25%, 6/1/11(4)	1,575	1,661,625
Dunlop Stand Aero Holdings, Sr. Notes, 11.875%, 5/15/09	7,834	8,343,210
Dunlop Stand Aero Holdings, Sr. Notes, 11.875%, 5/15/09(4)	1,830	1,948,950
		$11,953,785

Airlines — 2.3%
American Airlines, 7.80%, 10/1/06	7,243	6,515,918
American Airlines, 7.858%, 10/1/11	260	259,367
American Airlines, 8.608%, 4/1/11	570	513,051
AMR Corp., Debs., 9.00%, 8/1/12	7,880	5,594,800
Continental Airlines, 7.033%, 6/15/11	4,300	3,405,394
Continental Airlines, 7.08%, 11/1/04	83	80,414
Continental Airlines, 7.434%, 9/15/04	2,740	2,706,941
Continental Airlines, 8.00%, 12/15/05	550	484,000
Delta Air Lines, 7.70%, 12/15/05	1,920	1,104,000
Delta Air Lines, 8.30%, 12/15/29	1,005	346,725
Delta Air Lines, Series 00-1, 7.779%, 11/18/05	4,250	2,627,988
Delta Air Lines, Series 02-1, 7.779%, 1/2/12	697	343,163
Northwest Airlines, Inc., 8.875%, 6/1/06	3,285	2,677,275
Northwest Airlines, Inc., Sr. Notes, 9.875%, 3/15/07	2,350	1,774,250
		$28,433,286

Apparel — 2.4%
GFSI, Inc., Sr. Sub. Notes, Series B, 9.625%, 3/1/07	970	936,050
J Crew Operating Corp., Sr. Sub. Notes, 10.375%, 10/15/07	6,350	6,508,750
Levi Strauss & Co., 7.00%, 11/1/06	8,575	8,360,625
Perry Ellis International, Inc., Sr. Sub. Notes, Series B, 8.875%, 9/15/13	1,965	2,058,337
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11(4)	1,350	1,383,750
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13	3,615	3,813,825
William Carter, Series B, 10.875%, 8/15/11	5,778	6,529,140
		$29,590,477

Auto and Parts — 2.8%
Dana Corp., 10.125%, 3/15/10	7,770	8,896,650
Keystone Automotive Operations, Inc., Sr. Sub. Notes, 9.75%, 11/1/13	1,110	1,193,250
Metaldyne Corp., 11.00%, 6/15/12	4,173	3,734,835
Metaldyne Corp., Sr. Notes, 10.00%, 11/1/13(4)	1,755	1,763,775
Rexnord Corp., 10.125%, 12/15/12	1,665	1,848,150
Tenneco Automotive, Inc., Series B, 10.25%, 7/15/13	3,690	4,225,050
Tenneco Automotive, Inc., Series B, 11.625%, 10/15/09	7,780	8,382,950
TRW Automotive, Inc., Sr. Sub. Notes, 11.00%, 2/15/13	2,142	2,581,110
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,770,200
		$34,395,970

Broadcasting and Cable — 8.7%
Adelphia Communications, Sr. Notes, 8.75%, 10/1/07(3)	1,040	1,071,200
Adelphia Communications, Sr. Notes, 8.875%, 1/15/07(3)	4,915	5,209,900
Adelphia Communications, Sr. Notes, 9.50%, 3/1/05(3)	4,745	5,077,150
Adelphia Communications, Sr. Notes, 10.25%, 11/1/06(3)	7,200	6,228,000
Adelphia Communications, Sr. Notes, Series B, 9.25%, 10/1/02(3)	7,585	6,485,175
Avalon Cable Holdings, LLC, Sr. Disc. Notes, 11.875%, (0% until 2003), 12/1/08	583	619,378
Cablevision Systems Corp., Sr. Notes, 8.00%, 4/15/12(4)	265	261,687
Charter Communication Holdings, Sr. Disc. Notes, 12.125%, (0% until 2007), 1/15/12	520	284,700
Charter Communication Holdings, Sr. Notes, 10.00%, 4/1/09	4,310	3,415,675
Charter Communication Holdings, Sr. Notes, 10.00%, 5/15/11	4,705	3,552,275
Charter Communication Holdings, Sr. Notes, 10.75%, 10/1/09	1,965	1,591,650
Charter Communications Holdings, Sr. Notes, 8.375%, 4/30/14	8,780	8,516,600
Charter Communications, Inc., 5.75%, 10/15/05	7,355	6,729,825
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	15	15,825
CSC Holdings, Inc., Sr. Sub. Notes, 10.50%, 5/15/16	5,540	6,232,500
Dex Media West LLC, Sr. Sub. Notes, 9.875%, 8/15/13	7,205	8,159,662
Insight Communications, Sr. Disc. Notes, 12.25%, (0% until 2006) 2/15/11	14,945	13,076,875
Kabel Deutschland GMBH, 10.625%, 7/1/14(4)	12,895	13,281,850
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	2,760	1,976,850
Muzak Holdings LLC, 9.875%, 3/15/09	620	471,200
Muzak LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09	3,700	3,274,500
Nexstar Finance Holdings LLC, Inc., 12.00%, 4/1/08	520	574,600
Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes, 11.375%, (0% until 2008), 4/1/13	6,345	4,568,400
Nextmedia Operating, Inc., 10.75%, 7/1/11	1,650	1,850,062
Paxson Communications Corp., 12.25%, (0% until 2006), 1/15/09	1,980	1,737,450
Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	1,275	1,233,562
		$105,496,551

Building and Construction - Miscellaneous — 0.8%
Dayton Superior Corp., Sr. Notes, 10.75%, 9/15/08	1,240	1,277,200
Interline Brands, Inc., Sr. Sub. Notes, 11.50%, 5/15/11	4,350	4,828,500
Ply Gem Industries, Inc., Sr. Sub. Notes, 9.00%, 2/15/12(4)	3,030	3,075,450
		$9,181,150

Building Materials — 0.5%
Koppers, Inc., 9.875%, 10/15/13	60	66,600
Nortek Holdings, Inc., Sr. Notes, (0% until 2007), 10.00%, 5/15/11(4)	4,590	3,860,190
Owens Corning, 7.50%, 8/1/18(3)	2,890	1,271,600
Owens Corning, 7.70%, 5/1/08(3)	2,700	1,188,000
		$6,386,390

Business Services — 0.5%
Norcross Safety Products LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	5,065	5,495,525
		$5,495,525

Business Services - Miscellaneous — 1.5%
Advanstar Communications, Inc., 10.75%, 8/15/10	6,120	6,793,200
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14(4)	745	752,450
Language Line, Inc., Sr. Sub. Notes, 11.125%, 6/15/12(4)	1,740	1,770,450
Mobile Mini, Inc., 9.50%, 7/1/13	1,125	1,237,500
Synagro Technologies, Inc., Sr. Sub. Notes, 9.50%, 4/1/09	1,360	1,434,800
United Rentals North America, Inc., Sr. Sub. Notes, 7.00%, 2/15/14	2,705	2,481,837
Vertis, Inc., Sub. Notes, 13.50%, 12/7/09(4)	2,420	2,480,500
Williams Scotsman, Inc., Sr. Notes, 10.00%, 8/15/08	1,425	1,553,250
		$18,503,987

Chemicals — 5.9%
Avecia Group PLC, 11.00%, 7/1/09	5,935	4,569,950
BCP Caylux Holdings, Sr. Sub. Notes, 9.625%, 6/15/14(4)	5,735	6,007,412
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11	3,900	4,348,500
Hercules, Inc., 11.125%, 11/15/07	5,300	6,227,500
Huntsman Advanced Materials, Sr. Notes, 11.00%, 7/15/10(4)	735	837,900
Huntsman International LLC, Sr. Notes, 9.875%, 3/1/09	1,960	2,102,100
Huntsman LLC, 11.625%, 10/15/10	4,085	4,564,987
IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13	6,000	7,350,000
Lyondell Chemical Co., 9.50%, 12/15/08	380	399,475
Lyondell Chemical Co., 9.50%, 12/15/08	2,665	2,801,581
Lyondell Chemical Co., Series A, 9.625%, 5/1/07	660	700,425
Lyondell Chemical Co., Series B, 9.875%, 5/1/07	5,200	5,479,500
Nalco Co., Sr. Sub. Notes, 8.875%, 11/15/13(4)	3,310	3,492,050
OM Group, Inc., 9.25%, 12/15/11	10,070	10,346,925
Rhodia SA, Sr. Notes, 10.25%, 6/1/10(4)	10,015	10,265,375
Rockwood Specialties Group, Sr. Sub. Notes, 10.625%, 5/15/11	1,855	2,003,400
		$71,497,080

Computer Services — 0.2%
DigitalNet, Inc., Sr. Notes, 9.00%, 7/15/10	2,302	2,468,895
		$2,468,895

Computer Software & Services — 1.0%
UGS Corp., Sr. Sub. Notes, 10.00%, 6/1/12(4)	11,700	12,460,500
		$12,460,500

Consumer Products — 0.8%
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14(4)	4,065	4,075,162
Fedders North America, Inc., Sr. Notes, 9.875%, 3/1/14	2,982	2,475,060
Jostens Holding Corp., Sr. Disc. Notes, 10.25%, 12/1/13	1,380	917,700
Rayovac Corp., Sr. Sub. Notes, 8.50%, 10/1/13	880	935,000
Samsonite Corp., Sr. Sub. Notes, 8.875%, 6/1/11(4)	1,640	1,676,900
		$10,079,822

Containers and Packaging — 2.0%
Crown Euro Holdings SA, 9.50%, 3/1/11	1,625	1,787,500
Crown Euro Holdings SA, 10.875%, 3/1/13	5,755	6,632,637
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14(4)	3,945	3,905,550
Pliant Corp., 11.125%, (0% until 2006) 6/15/09	3,065	2,727,850
Pliant Corp., 11.125%, 9/1/09	2,500	2,712,500
Solo Cup Co., Sr. Sub. Notes, 8.50%, 2/15/14(4)	3,110	2,876,750
Tekni-Plex, Inc., Series B, 12.75%, 6/15/10	275	272,250
Tekni-Plex, Inc., Sr. Notes, 8.75%, 11/15/13(4)	1,940	1,889,075
US Can Corp., Sr. Notes, 10.875%, 7/15/10	1,835	1,890,050
		$24,694,162

Electronic Equipment — 0.4%
Danka Business Systems, Sr. Notes, 11.00%, 6/15/10	3,125	3,265,625
Hexcel Corp., 9.875%, 10/1/08	1,090	1,218,075
Hexcel Corp., Sr. Sub. Notes, 9.75%, 1/15/09	780	822,900
		$5,306,600

Energy Services — 0.9%
Port Arthur Finance Corp., 12.50%, 1/15/09	9,402	11,000,153
		$11,000,153

Engineering — 0.1%
Shaw Group, Inc., Sr. Notes, 10.75%, 3/15/10	815	810,925
		$810,925

Entertainment — 2.4%
AMF Bowling Worldwide, Sr. Sub. Notes, 10.00%, 3/1/10(4)	1,075	1,115,312
LCE Acquisition Corp., Sr. Sub. Notes, 9.00%, 8/1/14(4)	4,635	4,588,650
Royal Caribbean Cruises, Sr. Debs., 7.25%, 3/15/18	1,570	1,554,300
Royal Caribbean Cruises, Sr. Notes, 8.75%, 2/2/11	1,210	1,367,300
Six Flags, Inc., Sr. Notes, 8.875%, 2/1/10	3,743	3,490,347
Six Flags, Inc., Sr. Notes, 9.50%, 2/1/09	455	447,037
Six Flags, Inc., Sr. Notes, 9.625%, 6/1/14	4,230	3,944,475
Six Flags, Inc., Sr. Notes, 9.75%, 4/15/13	2,170	2,018,100
True Temper Sports, Inc., Sr. Sub. Notes, 8.375%, 9/15/11	805	817,075
Universal City Development Partners, Sr. Notes, 11.75%, 4/1/10	8,005	9,325,825
		$28,668,421

Food, Beverages and Tobacco — 0.2%
WH Holdings Ltd. and WH Capital Corp., Sr. Notes, 9.50%, 4/1/11	2,150	2,257,500
		$2,257,500

Foods — 2.3%
American Seafood Group LLC, 10.125%, 4/15/10	5,665	6,798,000
Merisant Co., Sr. Notes, 9.50%, 7/15/13(4)	1,815	1,914,825
Michael Foods, Sr. Sub. Notes, 8.00%, 11/15/13	1,240	1,298,900
Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.25%, 12/1/13(4)	275	265,375
Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.25%, 12/1/13(4)	1,370	1,322,050
Premier International Foods, Sr. Notes, 12.00%, 9/1/09	7,167	7,668,690
Reddy Ice Group, Inc., Sr. Sub. Notes, 8.875%, 8/1/11	1,720	1,818,900
UAP Holding Corp., Sr. Disc. Notes, 10.75%, (0% until 2008) 7/15/12(4)	6,370	5,032,300
United Agricultural Products, Sr. Notes, 8.25%, 12/15/11(4)	1,805	2,003,550
		$28,122,590

Gaming — 1.9%
Chukchansi EDA, Sr. Notes, 14.50%, 6/15/09(4)	7,220	9,043,050
OED Corp./Diamond Jo LLC, 8.75%, 4/15/12(4)	4,355	4,278,787
Seneca Gaming Corp., Sr. Notes, 7.25%, 5/1/12(4)	2,860	2,867,150
Trump Holdings and Funding, Sr. Notes, 11.625%, 3/15/10	7,780	7,993,950
		$24,182,937

Health Services — 4.2%
Ardent Health Services Inc., Sr. Sub. Notes, 10.00%, 8/15/13	4,345	4,736,050
Curative Health Services, Sr. Notes, 10.75%, 5/1/11(4)	2,520	2,293,200
Healthsouth Corp., 7.625%, 6/1/12	2,715	2,562,281
Healthsouth Corp., Sr. Notes, 8.375%, 10/1/11	6,315	6,125,550
Magellan Health Services, Inc., Sr. Notes, Series A, 9.375%, 11/15/08	3,614	3,893,966
National Nephrology Association, Sr. Sub. Notes, 9.00%, 11/1/11(4)	1,420	1,645,425
Pacificare Health System, 10.75%, 6/1/09	3,127	3,564,780
Quintiles Transational Corp., Sr. Sub. Notes, 10.00%, 10/1/13	8,415	8,688,487
Rotech Healthcare, Inc., 9.50%, 4/1/12	1,575	1,681,312
Tenet Healthcare Corp., Sr. Notes, 9.875%, 7/1/14(4)	4,315	4,503,781
Vanguard Health Systems, 9.75%, 8/1/11	9,740	11,249,700
		$50,944,532

Information Technology — 0.7%
New ASAT (Finance) Ltd., Sr. Notes, 9.25%, 2/1/11(4)	2,875	2,774,375
Stratus Technologies, Inc., Sr. Notes, 10.375%, 12/1/08(4)	5,643	5,501,925
		$8,276,300

Investment Services — 0.8%
E*Trade Financial Corp., Sr. Notes, 8.00%, 6/15/11(4)	3,420	3,454,200
Refco Finance Holdings LLC, Sr. Sub. Notes, 9.00%, 8/1/12(4)	5,870	5,899,350
		$9,353,550

Lodging — 0.2%
Felcor Lodging L.P., Sr. Notes, 5.84%, 6/1/11(4)	1,660	1,664,150
Host Marriott L.P., Series I, 9.50%, 1/15/07	315	345,712
		$2,009,862

Lodging and Gaming — 3.8%
Ameristar Casinos, Inc., 10.75%, 2/15/09	1,885	2,130,050
Hollywood Casino Shreveport, First Mortgage Bonds, 13.00%, 8/1/06(3)	1,175	945,875
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	4,180	4,702,500
Majestic Star Casino LLC, 9.50%, 10/15/10	4,695	4,765,425
MGM Grand, Inc., 6.875%, 2/6/08	1,345	1,439,150
MTR Gaming Group, Series B, 9.75%, 4/1/10	2,555	2,721,075
Premier Entertainment Biloxi LLC/Premier Finance Biloxi Corp., 10.75%, 2/1/12(4)	550	583,000
Sun International Hotels, Sr. Sub. Notes, 8.875%, 8/15/11	5,600	6,048,000
Venetian Casino/Las Vegas Sands, 11.00%, 6/15/10	9,140	10,465,300
Waterford Gaming LLC, Sr. Notes, 8.625%, 9/15/12(4)	11,187	11,970,090
		$45,770,465

Machinery — 2.5%
Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11(4)	3,720	4,045,500
Flowserve Corp., 12.25%, 8/15/10	4,065	4,623,937
Manitowoc Co., Inc. (The), 10.50%, 8/1/12	905	1,038,487
Milacron Escrow Corp., 11.50%, 5/15/11(4)	5,355	5,595,975
Terex Corp., 10.375%, 4/1/11	7,215	8,098,837
Thermadyne Holdings Corp., Sr. Sub. Notes, 9.25%, 2/1/14	6,742	6,775,710
		$30,178,446

Manufacturing — 3.1%
Aearo Co. I, Sr. Sub. Notes, 8.25%, 4/15/12(4)	1,905	1,952,625
Amsted Industries, Inc., Sr. Notes, 10.25%, 10/15/11(4)	7,765	8,425,025
Dresser, Inc., 9.375%, 4/15/11	4,350	4,730,625
MAAX Corp., Sr. Sub. Notes, 9.75%, 6/15/12(4)	1,365	1,423,012
Mueller Group, Inc., Sr. Sub. Notes, 10.00%, 5/1/12(4)	2,685	2,832,675
Mueller Holdings, Inc., Sr. Notes, 0.00%, 4/15/14	2,325	1,453,125
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11(4)	5,260	5,628,200
Roller Bearing Holdings Co., Sr. Disc. Notes, 13.00%, 6/15/09(4)	11,485	11,726,644
Venture Holding Trust, Sr. Notes, 9.50%, 7/1/05(3)	3,811	171,495
		$38,343,426

Medical Products — 1.4%
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.75%, 2/15/12(4)	3,450	3,363,750
Medical Device Manufacturing, Inc., Sr. Sub. Notes, 10.00%, 7/15/12(4)	2,265	2,332,950
Medquest, Inc., 11.875%, 8/15/12	6,185	7,081,825
VWR International, Inc., Sr. Sub. Notes, 8.00%, 4/15/14(4)	3,755	3,848,875
		$16,627,400

Metals - Industrial — 0.1%
General Cable Corp., Sr. Notes, 9.50%, 11/15/10	1,655	1,812,225
		$1,812,225

Metals - Steel — 0.4%
Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14(4)	4,485	4,653,188
		$4,653,188

Mining - Coal — 0.1%
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12(4)	1,665	1,798,200
		$1,798,200

Networking Products — 0.2%
Lucent Technologies, Inc., Debs., 6.50%, 1/15/28	3,870	2,960,550
		$2,960,550

Oil and Gas - Equipment and Services — 5.1%
ANR Pipeline Co., 8.875%, 3/15/10	1,600	1,772,000
Dynegy Holdings, Inc., Sr. Notes, 6.875%, 4/1/11	2,045	1,850,725
Dynegy Holdings, Inc., Sr. Notes, 10.125%, 7/15/13(4)	11,605	12,852,538
Giant Industries, Sr. Sub. Notes, 8.00%, 5/15/14	1,785	1,843,013
Gulfterra Energy Partner, 10.625%, 12/1/12	975	1,174,875
Hanover Compressor Co., Sr. Notes, 8.625%, 12/15/10	2,120	2,257,800
Hanover Compressor Co., Sr. Sub. Notes, 0.00%, 3/31/07	7,850	6,437,000
NGC Corp., Sr. Debs., 7.625%, 10/15/26	775	627,750
Northwest Pipeline Corp., 8.125%, 3/1/10	825	918,844
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	975	1,028,625
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13	5,035	5,865,775
Premcor Refining Group, Sr. Sub. Notes, 7.75%, 2/1/12	1,385	1,478,488
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08	4,602	4,394,910
SESI, LLC, 8.875%, 5/15/11	11,063	12,003,355
Southern Natural Gas, 8.875%, 3/15/10	1,200	1,329,000
Transmontaigne, Inc., Sr. Sub. Notes, 9.125%, 6/1/10	5,280	5,728,800
		$61,563,498

Oil and Gas - Exploration and Production — 0.8%
Belden & Blake Corp., Sr. Notes, 8.75%, 7/15/12(4)	810	829,238
Continental Resources, 10.25%, 8/1/08	6,795	7,066,800
Petrobras International Finance, Sr. Notes, 9.125%, 7/2/13	1,925	2,021,250
		$9,917,288

Paper and Forest Products — 1.9%
Caraustar Industries, Inc., Sr. Sub. Notes, 9.875%, 4/1/11	3,490	3,629,600
Georgia-Pacific Corp., 9.375%, 2/1/13	2,445	2,848,425
Georgia-Pacific Corp., 9.50%, 12/1/11	5,330	6,396,000
Longview Fibre Co., Sr. Sub. Notes, 10.00%, 1/15/09	2,495	2,719,550
MDP Acquisitions/JSG Funding PLC, Sr. Notes, 9.625%, 10/1/12	4,325	4,865,625
Newark Group, Inc., Sr. Sub. Notes, 9.75%, 3/15/14(4)	3,220	3,107,300
		$23,566,500

Printing and Business Products — 0.8%
Merrill Corp., Series A, (PIK), 12.00%, 5/1/09	1,780	1,718,114
Merrill Corp., Series B, (PIK), 12.00%, 5/1/09	8,212	7,924,149
Xerox Corp., Sr. Notes, 7.125%, 6/15/10	55	56,650
		$9,698,913

Printing or Publishing - Diversification — 1.2%
Hollinger Participation Trust, Sr. Notes, (PIK), 12.125%, 11/15/10(4)	12,252	14,395,795
		$14,395,795

Publishing — 1.5%
American Media, Inc., Series B, 10.25%, 5/1/09	4,804	5,044,200
CanWest Media, Inc., Sr. Sub. Notes, 10.625%, 5/15/11	5,310	6,040,125
Houghton Mifflin Co., Sr. Sub. Notes, 9.875%, 2/1/13	3,420	3,531,150
Liberty Group Operating, 9.375%, 2/1/08	4,065	4,095,488
		$18,710,963

REITS — 0.2%
CB Richard Ellis Services, Inc., Sr. Notes, 9.75%, 5/15/10	1,248	1,379,040
Omega Healthcare Investors, Inc., Sr. Notes, 7.00%, 4/1/14(4)	1,340	1,283,050
		$2,662,090

Retail — 0.6%
PCA LLC/PCA Finance Corp., Sr. Notes, 11.875%, 8/1/09	6,511	6,901,660
		$6,901,660

Retail - Apparel — 0.3%
Mothers Work, Inc., 11.25%, 8/1/10	3,495	3,529,950
		$3,529,950

Retail - Food and Drug — 0.9%
General Nutrition Centers, Sr. Sub. Notes, 8.50%, 12/1/10(4)	1,380	1,404,150
Jean Coutu Group, Inc., Sr. Sub. Notes, 8.50%, 8/1/14(4)	5,865	5,843,006
Pierre Foods Inc., Sr. Sub. Notes, 9.875%, 7/15/12(4)	3,370	3,428,975
		$10,676,131

Retail - General — 0.7%
Affinity Group, Inc., Sr. Sub. Notes, 9.00%, 2/15/12(4)	3,815	3,972,369
Home Interiors & Gifts, 10.125%, 6/1/08	2,060	2,060,000
Jafra Cosmetics International, 10.75%, 5/15/11	1,935	2,186,550
		$8,218,919

Retail - Truck Stop — 0.2%
Petro Stopping Centers LP/Petro Financial Corp., Sr. Notes, 9.00%, 2/15/12	2,055	2,096,100
		$2,096,100

Semiconductors — 1.3%
AMI Semiconductor, Inc., Sr. Sub. Notes, 10.75%, 2/1/13	2,884	3,374,280
Amkor Technologies, Inc., 5.75%, 6/1/06	6,260	5,767,025
Chippac International Ltd., 12.75%, 8/1/09	5,545	5,940,081
Freescale Semiconductor, Sr. Notes, 6.875%, 7/15/11(4)	665	673,313
ON Semiconductor Corp., 12.00%, 5/15/08	345	390,713
		$16,145,412

Services — 0.1%
Allied Security Escrow, Sr. Sub. Notes, 11.375%, 7/15/11(4)	810	842,400
		$842,400

Services - Uhaul Movers — 0.3%
Amerco, Inc., 9.00%, 3/15/09	3,060	3,174,750
		$3,174,750

Telecommunication Equipment — 1.7%
Marconi Corp. PLC, Series A, 8.00%, 4/30/08(4)	4,407	4,771,653
Nortel Networks Ltd., 4.25%, 9/1/08	13,300	12,684,875
Nortel Networks Ltd., 6.125%, 2/15/06	3,510	3,523,163
		$20,979,691

Textiles — 0.1%
Avondale Mills, Inc., Sr. Sub. Notes, 10.25%, 7/1/13	1,295	666,925
		$666,925

Tobacco — 0.2%
North Atlantic Trading Co., Sr. Notes, 9.25%, 3/1/12	2,285	2,250,725
		$2,250,725

Transportation — 0.6%
Horizon Lines, LLC, 9.00%, 11/1/12(4)	2,835	2,955,488
OMI Corp., Sr. Notes, 7.625%, 12/1/13	2,775	2,733,375
Petroleum Helicopters, Series B, 9.375%, 5/1/09	220	234,300
Quality Distribution LLC/QD Capital Corp., 9.00%, 11/15/10(4)	1,145	1,117,806
		$7,040,969

Utilities — 1.6%
Illinois Power, 7.50%, 6/15/09	1,760	1,953,600
National Waterworks, Inc., Series B, 10.50%, 12/1/12	2,925	3,319,875
NRG Energy, Inc., Sr. Notes, 8.00%, 12/15/13(4)	5,475	5,625,563
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	6,490	7,820,450
Reliant Energy, Inc., 9.25%, 7/15/10	1,200	1,284,000
		$20,003,488

Utility - Electric Power Generation — 4.4%
AES Corp., 10.00%, 7/15/05(4)		1,417	1,455,480
AES Corp., Sr. Notes, 8.75%, 6/15/08		5,550	5,876,063
AES Corp., Sr. Notes, 8.75%, 5/15/13(4)		3,535	3,879,663
AES Corp., Sr. Notes, 8.875%, 2/15/11		457	490,133
AES Corp., Sr. Notes, 9.00%, 5/15/15(4)		1,585	1,739,538
AES Corp., Sr. Notes, 9.375%, 9/15/10		3,519	3,835,710
AES Corp., Sr. Sub. Notes, 8.50%, 11/1/07		4,495	4,629,850
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17		2,594	2,906,993
Calpine Corp., 8.75%, 7/15/13(4)		5,645	4,544,225
Calpine Corp., Sr. Notes, 7.625%, 4/15/06		4,550	3,878,875
Calpine Corp., Sr. Notes, 7.875%, 4/1/08		735	459,375
Calpine Corp., Sr. Notes, 8.25%, 8/15/05		10,720	10,023,200
Calpine Corp., Sr. Notes, 8.50%, 7/15/10(4)		6,575	5,325,750
Calpine Corp., Sr. Notes, 8.75%, 7/15/07		550	376,750
Calpine Corp., Sr. Notes, 10.50%, 5/15/06		1,595	1,395,625
Mission Energy Holding Co., 13.50%, 7/15/08		2,515	3,131,175
			$53,948,405

Waste Management — 0.4%
Allied Waste Industries, Series B, 9.25%, 9/1/12		305	341,219
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14(4)		4,925	5,097,375
			$5,438,594

Wireless Communication Services — 7.0%
Alamosa Delaware, Inc., Sr. Notes, 8.50%, 1/31/12(4)		4,160	4,087,200
American Tower Corp., Sr. Notes, 9.375%, 2/1/09		11,615	12,457,088
Centennial Cellular Operating Co./Centennial Communications Corp., Sr. Notes, 10.125%, 6/15/13		10,775	11,152,125
Crown Castle International Corp., Sr. Disc. Notes, 11.25%, (0% until 2004), 8/1/11		1,465	1,540,081
Crown Castle International Corp., Sr. Notes, 10.75%, 8/1/11		315	354,375
Insight Midwest/Insight Capital, Sr. Notes, 10.50%, 11/1/10		895	959,888
IWO Holdings, Inc., 14.00%, 1/15/11		7,490	4,231,850
LCI International, Inc., Sr. Notes, 7.25%, 6/15/07		7,595	6,873,475
Nextel Communications, Inc., Sr. Notes, 7.375%, 8/1/15		420	443,100
Nextel Partners, Inc., Sr. Notes, 12.50%, 11/15/09		3,698	4,308,170
Ono Finance PLC, Sr. Notes, 14.00%, 7/15/10	EUR	1,840	2,414,642
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11		3,672	4,268,700
Ono Finance PLC, Sr.Notes, 14.00%, 2/15/11	EUR	1,935	2,516,015
PTC International Finance II SA, 11.25%, 12/1/09		1,670	1,778,550
PTC International Finance II SA, 11.25%, 12/1/09	EUR	3,010	3,903,502
SBA Telecommunications, Sr. Disc. Notes, 0.00%, 12/15/11		3,170	2,417,125
Telemig Celular SA/Amazonia Celular SA, 8.75%, 1/20/09(4)		2,030	1,918,350
TSI Telecommunication, Series B, 12.75%, 2/1/09		1,605	1,733,400
UbiquiTel Operating Co., Sr. Notes, 9.875%, 3/1/11		6,175	6,159,563
US Unwired, Inc., 10.00%, 6/15/12(4)		2,695	2,755,638
Western Wireless Corp., Sr. Notes, 9.25%, 7/15/13		9,075	9,324,563
			$85,597,400

Wireline Communication Services — 2.9%
NTL Cable PLC, Sr. Notes, 8.75%, 4/15/14(4)	1,330	1,386,525
Qwest Capital Funding, Inc., 7.00%, 8/3/09	1,160	1,026,600
Qwest Capital Funding, Inc., 7.75%, 8/15/06	965	967,413
Qwest Capital Funding, Inc., 7.75%, 2/15/31	4,115	3,127,400
Qwest Capital Funding, Inc., 7.90%, 8/15/10	3,825	3,423,375
Qwest Services Corp., 13.50%, 12/15/10(4)	13,685	16,096,981
Qwest Services Corp., 14.00%, 12/15/14(4)	7,160	8,627,800
U.S. West Communications, Debs., 7.20%, 11/10/26	585	507,488
		$35,163,582

Total Corporate Bonds & Notes (identified cost $1,062,171,516)		$1,106,904,998

Convertible Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value
Kerzner International Ltd., 2.375%, 4/15/24(4)	2,720	2,750,600
Texas Petrochemical L.P., 7.25%, 4/30/09	416	501,280

Total Convertible Bonds (identified cost, $3,136,000)		$3,251,880

Common Stocks — 1.2%

Security	Shares	Value

Broadcasting and Cable — 0.5%
Telewest Global, Inc.(5)	454,409	5,134,822
		$5,134,822

Chemicals — 0.1%
Pioneer Companies, Inc.(5)	67,381	505,357
Texas Petrochemicals, Inc.(5)	98,974	940,253
		$1,445,610

Computer Services — 0.2%
DigitalNet Holdings, Inc.(5)	102,050	2,604,316
		$2,604,316

Lodging and Gaming — 0.0%
Peninsula Gaming LLC, Convertible Preferred Membership Interests(5)(6)(7)	25,351	152,107
		$152,107

Transportation — 0.0%
VS Holdings, Inc.(5)(6)(7)	88,916	44,458
		$44,458

Wireless Communication Services — 0.4%
Crown Castle International Corp.(5)	17,280	243,994
NTL, Inc.(5)	85,015	4,430,982
		$4,674,976

Total Common Stocks (identified cost $14,265,905)		$14,056,289

Convertible Preferred Stocks — 0.7%

Security	Shares	Value

Oil and Gas - Equipment and Services — 0.1%
Chesapeake Energy Corp.	11,225	1,282,456
		$1,282,456

Wireless Communication Services — 0.6%
Crown Castle International Corp.	152,605	6,962,603
		$6,962,603

Total Convertible Preferred Stocks (identified cost $7,829,928)		$8,245,059

Preferred Stocks — 0.6%

Security	Shares	Value

Oil and Gas - Equipment and Services — 0.2%
Williams Holdings of Delaware(4)	45,592	3,271,226
		$3,271,226

Wireless Communication Services — 0.4%
Rural Cellular Corp., 12.25% (PIK)	7,361	4,618,854
		$4,618,854

Total Preferred Stocks (identified cost $8,365,524)		$7,890,080

Warrants — 0.1%

Security	Shares	Value

Printing and Business Products — 0.0%
Merrill Corp., Class A, Exp. 1/1/10(5)(6)	9,547	0
		$0

Restaurants — 0.0%
New World Coffee, Exp. 6/15/06(5)(6)(7)	557	5
New World Coffee, Exp. 6/20/06(5)(6)(7)	687	7
		$12

Semiconductors — 0.0%
Asat Finance, Exp. 11/1/06(5)(6)	5,660	10,188
		$10,188

Services — 0.0%
HF Holdings, Inc., Exp. 9/27/09(5)(6)	13,600	0
		$0

Transportation — 0.0%
Quality Distribution, Inc., Exp.1/15/07(5)(6)	3,266	50,917
		$50,917

Wireless Communication Services — 0.1%
American Tower Corp., Exp. 8/1/08(5)	5,070	935,415
Ono Finance PLC, Exp. 3/16/11(5)(6)	3,370	0
Ono Finance PLC, Exp. 5/31/09(5)(6)	9,690	0
Ono Finance PLC, Exp. 5/31/09(5)(6)	3,390	0
		$935,415

Wireline Communication Services — 0.0%
Primus Telecommunications Group, Exp. 8/1/04(5)(6)	4,600	0
		$0

Total Warrants (identified cost $1,070,114)		$996,532

Short-Term Investments — 2.6%

Security	Principal Amount (000’s omitted)	Value
Investors Bank & Trust Company Time Deposit, 1.34%, 8/2/04	31,643	31,643,000

Total Short-Term Investments (at amortized cost, $31,643,000)		$31,643,000

Total Investments — 96.8% (identified cost $1,134,249,759)		$1,178,114,882

Other Assets, Less Liabilities — 3.2%		$39,116,870

Net Assets — 100.0%		$1,217,231,752

EUR                        -               Euro Dollar

PIK                            -               Payment In Kind.

(1)                                  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years.

(2)                                  Interest rates are periodically predetermined by a reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks or (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR).

(3)                                  Defaulted security.

(4)                                  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2004 the aggregate value of the securities is $336,113,510 or 27.6% of the net assets.

(5)                                  Non-income producing security.

(6)                                  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)                                  Restricted security.

At July 31, 2004, the portfolio had the following open forward foreign currency contracts:

Sales

Settlement Date(s)	Deliver	In Exchange For (in U.S. dollars)	Net Unrealized Appreciation

8/30/04	Euro Dollar 7,499,820	9,044,783	19,360
		$9,044,783	$19,360

At July 31, 2004, the portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2004 as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,137,175,311

Gross unrealized appreciation	$70,711,015

Gross unrealized depreciation	(29,771,444)

Net unrealized appreciation	$40,939,571

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Portfolio

By:	/s/ Michael W. Weilherimer
Michael W. Weilheimer
President and Principal Executive Officer

Date:	September 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President and Principal Executive Officer

Date:	September 21, 2004

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	September 21, 2004